Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2016
LOSS PER COMMON SHARE [Abstract]
(Loss)/Earnings per share, basic and diluted
	Three Month	Three Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(26,416)	$(24,813)	$(33,881)	$(51,491)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(3,971)	(4,093)	(7,941)	(8,166)
Loss available to Navios Holdings common stockholders, basic and diluted	$(30,387)	$(28,906)	$(41,822)	$(59,657)

Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — weighted average shares	106,009,049	105,401,820	106,022,826	105,251,590

Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$(0.29)	$(0.27)	$(0.39)	$(0.57)